Cover	Nov. 11, 2022
Cover [Abstract]
Entity Registrant Name	Xenous Holdings, Inc.
Entity Central Index Key	0001651932
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 11, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0363526
Entity Address Address Line 1	Room 1120, 11th Floor, Peninsula Centre
Entity Address Address Line 2	67 Mody Road
Entity Address Address Line 3	Tsim Sha Tsui
Entity Address City Or Town	East Kowloon
Entity Address Country	HK
City Area Code	852
Local Phone Number	6464-2017
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	XITO